Note 4 - Multi-Client Library	12 Months Ended
Dec. 31, 2011
Multi Client Library [Text Block]
NOTE 4—MULTI-CLIENT LIBRARY

Multi-client library consisted of the following (in thousands):

	December 31,
	2011	2010

Multi-client library, at cost	$475,379	$276,373
Less: accumulated amortization	243,144	130,477
Multi-client library, net	$232,235	$145,896